FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of estimated fair value and carrying value of assets and liabilities
The following table includes the estimated fair value and carrying value of those assets and liabilities.

		2024	2024	2023	2023
(in thousands of $)	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash and cash equivalents	Level 1	437,154	437,154	410,425	410,425
Restricted cash	Level 1	49	49	119	119
Derivative instruments assets	Level 2	40,090	40,090	48,829	48,829
Floating rate debt	Level 2	(1,672,832)	(1,684,666)	(1,667,749)	(1,680,623)
Fixed rate debt	Level 2	(137,405)	(120,219)	(144,394)	(128,218)